Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Allowance for Doubtful Accounts

The following table summarizes our allowance for doubtful accounts (in thousands):

	Beginning Balance	Additions Charged to Expense	Write-offs	Acquisitions	Ending Balance
Allowance for doubtful accounts:
Year ended December 31, 2010	$23	105	(46)	—	$82
Year ended December 31, 2011	82	199	(2)	16	295
Year ended December 31, 2012	295	626	(1)	13	933

Revenue Returns Reserve

The following table summarizes our revenue returns reserve (in thousands):

	Beginning Balance	Provision for Returns	Returns	Ending Balance
Revenue returns reserve:
Year ended December 31, 2011	$—	$3,433	$(2,763)	$670
Year ended December 31, 2012	670	$6,337	$(5,780)	1,227